Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities

	March 31, 2019	March 31, 2018

Accrued payroll and welfare	$219,867	$154,379
Other payable for leasehold improvements	119,535	105,175
Accrued professional service expenses	187,444	9,553
Other current liabilities	164,676	147,119
	$691,522	$416,226